ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2013
ACCRUED LIABILITIES
ACCRUED LIABILITIES
10. ACCRUED LIABILITIES

Accrued liabilities as of June 30, 2013 and December 31, 2012 were as follows:

	As of June 30,	As of December 31,
	2013	2012
Accrued interest	$4,214	$2,269
Accrued claims	3,461	3,454
Other accrued expenses	4,451	4,937
	$12,126	$10,660

In accrued interest as of June 30, 2013 and December 31, 2012, an amount of $2,248 and $1,995, respectively, represents interest which is past due as of such date.